Finance expenses (Details) - EUR (€) € in Millions	12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Mar. 31, 2021
Finance expense
Interest expense	€ 76.8	€ 91.4	€ 69.8
Hedge discontinuance and ineffectiveness			227.3
Finance expense	€ 76.8	€ 91.4	€ 297.1